Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit/(loss) for the period	$ 203,251	$ (338,777)	$ 473,238
Items that will never be reclassified to profit or loss:
Remeasurements of the defined benefit liability (asset) (Note 18)	942	1,453	(97)
Items that are or may be reclassified to profit or loss:
Foreign currency translation differences (Note 6)	(477)	(482)	636
Cash flow hedges - effective portion of changes in fair value (Note 15)	30,657	9,852	(2,873)
Equity-accounted investees - share of other comprehensive income (Note 26)	159	951	(2)
Other comprehensive income (expense), net of tax	31,281	11,774	(2,336)
Total comprehensive income (expense) for the period	234,532	(327,003)	470,902
Attributable to:
Owners of the company	$ 234,532	$ (327,003)	$ 470,902